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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   06/30/05
                                               ----------------

Check here if Amendment [  ];  Amendment Number:
                                                 -----------------
This Amendment (Check only one):        [  ] is a restatement
                                        [  ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:      Rock Hill Investment Management, L.P.
           -------------------------------------
Address:   3 Bala Plaza East, Suite 585
           -------------------------------------
           Bala Cynwyd, PA 19004
           -------------------------------------

Form 13F File Number:  28-11169
                       -------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:        RHP General Partner, LLC
           -------------------------------------
Name:      Keith S. Marlowe
           -------------------------------------
Title:     Director
           -------------------------------------
Phone:     610-949-9700
           -------------------------------------

Signature, Place, and Date of Signing:

/s/ Keith S. Marlowe                Bala Cynwyd, PA       August 11, 2005
-----------------------------       ---------------       ---------------
[Signature]                         [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE


                                 REPORT SUMMARY:

Number of Other Included Managers:        0
                                         -----------------

Form 13F Information Table Entry Total:   40
                                         -----------------

Form 13F Information Table Value Total:   $203,248
                                         -----------------
                                          (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         NONE


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
                                                 MARKET VALUE
                             TITLE OF              (x$1,000)   SHARE/PRN  SHARE/   PUT/ INVESTMENT OTHER         VOTING AUTHORITY
     NAME OF ISSUER          CLASS     CUSIP         (USD)       AMOUNT    PRN     CALL  DISCRETION MANAGERS    SOLE    SHARED  NONE
--------------------------   -----     -----         -----       ------    ---     ----- ---------- --------    ----    ------  ----
ABGENIX INC                   CNV     00339BAB3        4,725    5,000,000  PRN                 SOLE           5,000,000
APRIA HEALTHCARE GROUP INC    CNV     037933AB4        6,564    6,029,000  PRN                 SOLE           6,029,000
BIOGEN IDEC INC               COM     09062X103          117        3,400  SH                  SOLE               3,400
BOSTON LIFE SCIENCES INC      COM     100843705           54       25,637  SH                  SOLE              25,637
CEPHALON INC                  CNV     156708AP4       15,078   15,000,000  PRN                 SOLE          15,000,000
DPAC TECHNOLOGIES CORP        COM     233269109           47      225,350  SH                  SOLE             225,350
DEVON ENERGY                  CNV     25179MAA1       10,709    9,530,000  PRN                 SOLE           9,530,000
DEVON ENERGY                  CNV     25179MAB9        9,496    8,450,000  PRN                 SOLE           8,450,000
DOUBLECLICK, INC              COM     258609304          360       42,934  SH                  SOLE              42,934
ECHOSTAR COMMUNICATIONS NEW   CNV     278762AG4        7,460    7,526,000  PRN                 SOLE           7,526,000
ECHOSTAR COMMUNICATIONS NEW   CNV     278762AG4       10,934   11,026,000  PRN                 SOLE          11,026,000
ELINEAR, INC                  COM     286590203           81       85,777  SH                  SOLE              85,777
GENCORP INC                   CNV     368682AL4        5,561    5,000,000  PRN                 SOLE           5,000,000
GENERAL MOTORS CORPORATION    COM     370442717        4,764      225,800  SH                  SOLE             225,800
GLOWPOINT INC                 COM     379887102          239      141,273  SH                  SOLE             141,273
GREY GLOBAL GROUP INC         CNV     39787MAB4        5,338    4,500,000  PRN                 SOLE           4,500,000
HEADWATERS INC                CNV     42210PAB8        5,638    4,400,000  PRN                 SOLE           4,400,000
I-SECTOR CORPORATION          WTS     45031W115           21       19,000  SH      CALL        SOLE              19,000
IMMUNICON CORP                COM     45260A107        1,069      210,527  SH                  SOLE             210,527
IMPLANT SCIENCES CORP         COM     45320R108          123       41,551  SH                  SOLE              41,551
INCO LIMITED                  CNV     453258AR6       25,582   16,900,000  PRN                 SOLE          16,900,000
INSMED INC                    COM     457669208          169      172,211  SH                  SOLE             172,211
K V PHARMACEUTICAL CO         CNV     482740AC1        2,325    2,500,000  PRN                 SOLE           2,500,000
LIGAND PHARMACEUTICALS INC    CNV     53220KAB4        3,854    3,250,000  PRN                 SOLE           3,250,000
METALS USA INCORPORATED       COM     591324207           49        2,550  SH                  SOLE               2,550
METALS USA INCORPORATED       PUT     591324957           11           53  SH      PUT         SOLE                  53
MICROISLET, INC               COM     59507Q106          177      145,015  SH                  SOLE             145,015
MULTIBAND CORP                COM     62544X100            9        9,000  SH                  SOLE               9,000
NATIONAL COAL CORP            COM     632381208            8        1,346  SH                  SOLE               1,346
NUANCE COMMUNICATIONS INC     COM     669967101          386       85,750  SH                  SOLE              85,750
OSI PHARMACEUTICALS INC       CNV     671040AD5        9,889    9,000,000  PRN                 SOLE           9,000,000
PROVIDIAN FINANCIAL CORP      CNV     74406AAB8       15,635   29,500,000  PRN                 SOLE          29,500,000
RADIAN GROUP INC              CNV     750236AF8        8,458    8,500,000  PRN                 SOLE           8,500,000
SATCON TECHNOLOGY CORP        COM     803893106          924      620,040  SH                  SOLE             620,040
SEPRACOR INC                  CNV     817315AL8        8,899    8,910,000  PRN                 SOLE           8,910,000
SEPRACOR INC                  CNV     817315AW4        6,614    6,500,000  PRN                 SOLE           6,500,000
SIRIUS SATELLITE RADIO INC    CALL    82966U903          138          745  SH      CALL        SOLE                 745
TERADYNE INC                  CNV     880770AD4       15,269   15,600,000  PRN                 SOLE          15,600,000
TYCO INTERNATIONAL LTD NEW    COM     902124106          132        4,515  SH                  SOLE               4,515
WEATHERFORD INTL INC          CNV     947074AB6       16,342   25,535,000  PRN                 SOLE          25,535,000